Subsequent Events (Details) (USD $)	12 Months Ended										0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 General Partner Class A	Dec. 31, 2012 General Partner Class A	Dec. 31, 2012 General Partner Class B	Dec. 31, 2011 General Partner Global 1 Class	Dec. 31, 2011 General Partner Global 2 Class	Dec. 31, 2012 General Partner Global 3 Class	Dec. 31, 2013 Subsequent event	Jan. 02, 2014 Subsequent event General Partner Class A	Jan. 02, 2014 Subsequent event General Partner Class B	Jan. 02, 2014 Subsequent event General Partner Legacy 1 Class	Jan. 02, 2014 Subsequent event General Partner Legacy 2 Class	Jan. 02, 2014 Subsequent event General Partner Global 1 Class	Jan. 02, 2014 Subsequent event General Partner Global 2 Class	Jan. 02, 2014 Subsequent event General Partner Global 3 Class
Subsequent Events
Contributions	$ 28,057,907	$ 45,591,226	$ 170,487,033				$ 300,000	$ 749,000		$ 764,000
Redemptions	$ 193,063,119	$ 165,751,164	$ 138,060,068	$ 2,000,000	$ 650,000	$ 461,824			$ 406,616	$ 8,527,000
Brokerage commission (as a percent)											7.00%	7.45%	4.50%	4.75%	3.95%	4.20%	5.95%